Goodwill And Other Intangible Assets (Schedule Of Expected Future Amortization Expense For Amortizable Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Other Intangible Assets [Abstract]
2012	$ 81,361
2013	80,351
2014	79,281
2015	78,939
2016	78,750
After 2016	$ 326,504